CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,200	$ 3,268
Accounts receivable, net of allowance for doubtful accounts of $20 and $38 at December 31, 2011 and 2010, respectively	117	85
Inventory, net of reserves of $64 and $0 at December 31, 2011 and 2010, respectively	520	0
Other current assets	54	30
Total current assets	2,891	3,383
Property and equipment, net	1,033	37
Capitalized cost of internally developed software for internal use	0	299
Other Assets	386	200
Total noncurrent assets	1,419	536
Total assets	4,310	3,919
CURRENT LIABILITIES:
Short-term notes payable	30	25
Current portion of long-term debt	25	0
Notes payable - past due	362	614
Accounts payable	1,102	915
Accrued liabilities	757	885
Deferred revenue	453	332
Total current liabilities	2,729	2,771
Long-term debt payable, less current portion	4	31
Total Liabilities	2,733	2,802
COMMITMENTS & CONTINGENCIES (Note 5)	0	0
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, $.001 Par value; 100,000 shares authorized, 48,491 and 47,299 shares issued and outstanding as of September 30, 2011 and December 31, 2010, respectively	52	47
Additional paid-in capital	86,614	79,515
Treasury stock, at cost	(104)	(104)
Accumulated deficit	(85,089)	(78,445)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY	1,473	1,013
Non-controlling interest	104	104
TOTAL STOCKHOLDERS' EQUITY	1,577	1,117
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,310	$ 3,919